EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [abstract]
Net income (loss)	$ 2,807	$ 3,584
Dilutive effect of conversion of subsidiary preferred shares	(152)		$ (151)
Dilutive effect of mandatorily redeemable preferred shares issued in a consolidated subsidiary	74		105
Profit (loss), attributable to ordinary equity holders of parent entity	$ 2,581		$ 3,328
Weighted average - common shares	968.6		957.6
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	23.7		19.8
Common shares and common share equivalents	992.3		977.4